Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the fair value of the Plan’s investments by category within the fair value hierarchy, if applicable, as of December 31, 2025 and 2024.

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$68,011,129	$68,011,129	$—	$—
Common stock	2,314,712	2,314,712	—	—
Total	$70,325,841	$70,325,841	$—	$—

Investments measured at NAV[1]	$7,406,931

Total investments at fair value	$77,732,772

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$62,290,298	$62,290,298	$—	$—
Common stock	2,225,452	2,225,452	—	—
Total	$64,515,750	$64,515,750	$—	$—

Investments measured at NAV[1]	$5,523,661

Total investments at fair value	$70,039,411

The following table set forth additional disclosures of the Plan's investments for which the fair value is measured using the NAV per share as a practical expedient as of December 31, 2025 and 2024.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common collective trust funds	$7,406,931	$—	Daily	3 days

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Invesco Stable Value Fund	$5,523,661	$—	Daily	3 days

Valuation methodologies for the asset classes listed above are described below. There have been no changes in the methodologies used at December 31, 2025 and 2024.
1 In accordance with the Fair Value Measurements topic, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.